Income Taxes - Reconciliation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit for income taxes differs from the amount obtained by applying the federal statutory income tax rat
Federal taxes at statutory rate		21.00%	21.00%
State and local taxes, net of federal benefit		0.20%	0.00%
Tax credit carryforward generated		1.90%	3.80%
Valuation allowance		(13.70%)	(23.80%)
Nondeductible change in fair value of SAFE		(9.00%)	0.00%
Permanent differences		(0.40%)	(1.00%)
Effective income tax rate	0.00%	0.00%	0.00%